Related-Parties Transactions - Balances and Transaction with Related Parties (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2024	May 31, 2023	May 31, 2022
Related Party Transaction [Line Items]
Amounts due from related parties - non current		$ 7,273	$ 1,735
Net revenues		4,313,586	2,997,760	$ 3,105,246
Loans provided to related parties		1,388	2,387	41,226
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current		4,403	9,383
Amounts due to related parties - current		551	346
Amounts due from related parties - non current		7,273	1,735
Net revenues		251	2,098	41
Loans provided to related parties		1,388	2,387	41,226
Cost		48	1,766	54,695
Metropolis [Member] | Executive Chairman [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[1]	1,399	2,435
Amounts due to related parties - current	[1]	313	236
Amounts due from related parties - non current	[1]	3,130	1,398
Rental expense	[1]	10,896	8,387	11,590
MaxEn [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Loans provided to related parties				38,130
MaxEn [Member] | Equity Method Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Loans provided to related parties	[2]			38,130
Dianshi Jingwei [Member] | Equity Method Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Loans provided to related parties	[3]			3,096
Cost	[3]			52,380
Others [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Net revenues				41
Loans provided to related parties		1,388	2,387
Cost				714
Other Subsidiaries [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current		60	2,862
Amounts due to related parties - current			92
Amounts due from related parties - non current		4,143	337
Edutainment World [Member] | Long Term Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[4]	2,944	4,086
Amounts due to related parties - current	[4]	238	18
Net revenues	[4]	251	2,098
Cost	[4]	$ 48	1,253	186
Beijing Dongfang Heli Investment and Developement Ltd ("Dongfang Heli") [Member] | Equity Method Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost			$ 513	$ 1,415

[1]	As of May 31, 2023 and 2024, the current amounts due from Metropolis, which is an entity acquired by a company wholly-owned by Mr. Yu, the chairman of the Company, were US$2,435 and US$1,399, respectively and the non-current amounts due from Metropolis were US$1,398 and US$3,130, respectively. Those represented prepaid rent related to a short-term lease and deposit for the building. As of May 31, 2023 and 2024, the right-of-use assets related to the leases rented from Metropolis were US$15,920 and US$11,696, respectively, and the relevant lease liabilities were US$15,723 and US$11,637, respectively.
[2]	For the year ended May 31, 2022, the Group provided the loans in aggregate of US$38,130 to Beijing MaxEn, an equity method investee of the Group. As of May 31, 2022, the outstanding balance of the loans was fully impaired.
[3]	In April 2016, the Group sold 51% of its equity interest in Dianshi Jingwei which became an equity method investee of the Group. In October 2021, the Group entered into a purchase agreement with Dianshi Jingwei for the purchase of learning devices of which $52,380 was further recorded as cost. In November 2022, the Company transferred all its equity interest in Dianshi Jingwei to the founder of Dianshi Jingwei and ceased the business cooperation aforementioned.
[4]	Although the Group can exercise significant influence over Edutainment World, the investment of preferred shares are with substantive liquidation rights and therefore not deemed in substance common shares, the investment of preferred shares was accounted for as investment without readily determinable fair values in accordance with ASC 321. For the year ended May 31, 2022, 2023 and 2024, the Group provided services to Edutainment World, from which the unpaid balance was US$4,086 and US$2,944 as of May 31, 2023 and 2024, respectively.